Commitments related to operational activities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments related to operational activities
Schedule of contractual obligations and commitments

As of December 31,
In thousands of euros	2023	2024
CRO(1)	183,366	156,870
CMO	5,733	5,332
Lease	8,595	6,570
Others	23,442	18,476
Total commitments given	221,135	187,248
Agreements concerning the provision of facilities	260	326
Total commitments received	260	326

(1) Including CRO with Pharmaceutical Research Associates Group B.V.